Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Other Current Liabilities
Other current liabilities consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Contract liabilities (refer note 27 below)	US$	865.3	Rs.	65,586.5	Rs.	57,359.3
Statutory dues		546.7		41,437.5		37,296.9
Others		16.1		1,218.0		2,508.4

Total	US$	1,428.1	Rs.	108,242.0	Rs.	97,164.6